GBL-SUMPRO-SUP-1

Summary Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Summary Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund
Invesco Alternative Strategies Fund
Invesco American Franchise Fund
Invesco American Value Fund
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco California Tax-Free Income Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Conservative Allocation Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Emerging Markets Flexible Bond Fund
Invesco Emerging Markets Select Equity Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Growth Fund

Invesco Global Infrastructure Fund
Invesco Global Low Volatility Equity Yield Fund
Invesco Global Market Neutral Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Responsibility Equity Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Global Targeted Returns Fund
Invesco Gold & Precious Metals Fund
Invesco Government Money Market Fund
Invesco Greater China Fund
Invesco Growth Allocation Fund
Invesco Growth and Income Fund
Invesco Health Care Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Select Equity Fund
Invesco International Small Company Fund
Invesco Limited Term Municipal Income Fund
Invesco Long/Short Equity Fund
Invesco Low Volatility Emerging Markets Fund
Invesco Low Volatility Equity Yield Fund
Invesco Macro Allocation Strategy Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid Cap Growth Fund
Invesco MLP Fund
Invesco Moderate Allocation Fund

Invesco Multi-Asset Income Fund
Invesco Multi-Asset Inflation Fund
Invesco Municipal Income Fund
Invesco New York Tax Free Income Fund
Invesco Pacific Growth Fund
Invesco Peak RetirementTM 2015 Fund
Invesco Peak RetirementTM 2020 Fund
Invesco Peak RetirementTM 2025 Fund
Invesco Peak RetirementTM 2030 Fund
Invesco Peak RetirementTM 2035 Fund
Invesco Peak RetirementTM 2040 Fund
Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2050 Fund
Invesco Peak RetirementTM 2055 Fund
Invesco Peak RetirementTM 2060 Fund
Invesco Peak RetirementTM 2065 Fund
Invesco Peak RetirementTM Now Fund
Invesco Pennsylvania Tax Free Income Fund
Invesco Quality Income Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Companies Fund
Invesco Select Opportunities Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Small Cap Discovery Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco Strategic Real Return Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Technology Fund
Invesco U.S. Managed Volatility Fund
Invesco Value Opportunities Fund
Invesco World Bond Fund

This supplement amends the information in the Summary Prospectus under the heading “Purchase and Sale of Fund Shares” with respect to the minimum initial investment for institutional investors other than Employer Sponsored Retirement and Benefit Plans. The minimum initial investment for such institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.

This supplement is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and retain it for future reference.

GBL-SUMPRO-SUP-1